CHANGES IN EQUITY (Details) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares outstanding	15,761.6	15,757.7	15,753.8
Shareholder percentage	100.00%	100.00%	100.00%
Beginning balance, value	R$ 99,580.5	R$ 80,143.8	R$ 83,327.8
Issue of equity	(39.5)	48.1	14.5
Ending balance, value	R$ 88,774.8	R$ 99,580.5	R$ 80,143.8
Issued capital [member]
IfrsStatementLineItems [Line Items]
Equity shares outstanding, Beginning balance	15,757.6	15,753.8	15,750.2
Beginning balance, value	R$ 58,226.0	R$ 58,177.9	R$ 58,130.5
Issue of equity shares	4.0	3.8	3.6
Issue of equity	R$ 49.1	R$ 48.1	R$ 47.4
Equity shares outstanding, Final balance	15,761.6	15,757.6	15,753.8
Ending balance, value	R$ 58,275.1	R$ 58,226.0	R$ 58,177.9
Interbrew International B V [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	8,441.6	8,441.7	8,441.7
Shareholder percentage	53.60%	53.60%	53.60%
Ambrew S A R L [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	1,287.7	1,287.7	1,287.7
Shareholder percentage	8.20%	8.20%	8.20%
Fundacao Zerrenner [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	1,610.0	1,610.0	1,610.0
Shareholder percentage	10.20%	10.20%	10.20%
Market Free Float [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	4,277.2	4,388.4	4,410.0
Shareholder percentage	27.10%	27.90%	28.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	145.1	29.8	4.4
Shareholder percentage	0.90%	0.20%	0.00%